Stockholders' Equity Note Disclosure	3 Months Ended
Nov. 30, 2017
Notes
Stockholders' Equity Note Disclosure

Note 10 – Capital Stock

The Company went public on 7/25/ 2010.  Its Common Stock is traded on the open market under the symbol OTCQB: SENY.

During the quarter ending November 30, 2016, the Company issued 40,950,000 shares of common stock for services rendered.

During the quarter ending November 30, 2016, 75,000 shares were cancelled and returned to treasury.

During the quarter ending November 30, 2016, the Company issued 9,498,761 shares of common stock for $125,000 pursuant to a convertible note.

During the quarter ending November 30, 2016, the Company issued 26,075,562 shares of common stock for $322,500 pursuant to an Equity Purchase Agreement.

During the quarter ending February 28, 2017, the Company issued 24,365,406 shares of common stock for $367,000 pursuant to an Equity Purchase Agreement.

During the quarter ending May 31, 2017, the Company issued 5,259,032 shares of common stock for $73,075 pursuant to an Equity Purchase Agreement.

During the quarter ending August 31, 2017, the Company issued 22,095,545 shares of common stock for $210,000 pursuant to an Equity Purchase Agreement.

During the quarter ending November 30, 2017, the Company issued  29,068,414 shares of common stock for $185,000 pursuant to an Equity Purchase Agreement.